As filed with the Securities and Exchange Commission on March 17, 2011
File Nos. 333-22075 and 811-8061

FORM N-1A
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 31	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 32	☑
(Check appropriate box or boxes.)

Diamond Hill Funds
(Exact Name of Registrant as Specified in Charter)
325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (888) 226-5595

James F. Laird, Diamond Hill Funds
325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215

(Name and Address of Agent for Service)
With copy to:
Michael V. Wible, Esq.
Thompson Hine LLP
10 West Broad Street, Suite 700
Columbus, Ohio 43215-3435
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)

☑	on March 17, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	on (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on (date) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:
     ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and the State of Ohio on the 17th day of March, 2011.

DIAMOND HILL FUNDS
By:	/s/James F. Laird
James F. Laird

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/James F. Laird James F. Laird	President	March 17, 2011

/s/Trent M. Statczar Trent M. Statczar	Treasurer	March 17, 2011

Elizabeth P. Kessler* /s/Elizabeth P. Kessler Elizabeth P. Kessler	Trustee	March 17, 2011

D’Ray Moore* /s/D’Ray Moore D’Ray Moore	Trustee	March 17, 2011

Thomas A. Line* /s/Thomas A. Line Thomas E. Line	Trustee	March 17, 2011

George A. Skestos* /s/George A. Skestos George A. Skestos	Trustee	March 17, 2011

*By:	/s/James F. Laird James F. Laird
Executed by James F. Laird
on behalf of those indicated pursuant to Powers of Attorney.

INDEX TO EXHIBITS

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase